Details of Significant Accounts - Income tax, schedule of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current income tax:
Current tax expense recognized for the current period	$ 1,076	$ 144	$ 390
Prior year income tax underestimation	6	0	3
Total current tax	1,082	144	393
Deferred income tax:
Origination and reversal of temporary differences	(1,817)	(29)	(101)
Taxable losses	0	0	0
Total deferred income tax	(1,817)	(29)	(101)
Income tax expense (benefit)	$ (735)	$ 115	$ 292